DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative 2) (USD $)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014	Feb. 28, 2013
Description Of Business And Going Concern Details Narrative 2
Date of incorporation	Mar. 28, 2007	Mar. 28, 2007
Going Concern
Accumulated deficit	$ (17,671,372)	$ (10,727,675)	$ (5,362,479)